Schedule 5

Data Integrity - Marketable Title Date

#	Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment	Diligence Date
1	209672201	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
2	209672359	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
3	209672361	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
4	209672367	xx/yy/zzzz	xx/yy/zzzz	0	Cleared with Data Tape Update	1/31/2020
5	209672531	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
6	209672796	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
7	209672813	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
8	209698261	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
9	209698423	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020
10	209698476	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found	1/31/2020